Plan Description	12 Months Ended
Dec. 31, 2025
Covista Retirement Plan (the "Plan")
Plan Description
Plan Description

1. Plan Description

The following description of the Covista Retirement Plan (formerly Adtalem Global Education Retirement Plan) (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

The Plan is a participant-directed defined contribution plan with elective employee participation on a before-tax and after-tax basis under Section 401(k) of the Internal Revenue Code (“IRC”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended, (“ERISA”). The Plan covers all United States of America employees of Covista Inc. (formerly Adtalem Global Education Inc.) (“Covista” or “Employer”) and its subsidiaries eligible on the date of hire to make employee contributions. Participants are eligible for Covista’s matching contributions on the first day of employment.

Covista is the administrator of the Plan. Fidelity Management Trust Company (“FMTC” or “Trustee”) and affiliates serves as trustee of the Plan and performs certain administrative and record keeping services.

Effective February 5, 2026, Adtalem Global Education Inc. changed its name to Covista Inc. The plan name was also changed from Adtalem Global Education Retirement Plan to Covista Retirement Plan.

Contributions

The Plan is funded by voluntary employee pre-tax contributions and after-tax Roth contributions. Participant contributions are subject to limitations set by the Internal Revenue Service (“IRS”). Participant contributions are made by payroll deductions and are determined each pay period by multiplying the participant selected contribution rate then in effect by his/her eligible compensation for such period. The Plan has an auto enrollment feature for newly hired employees. Unless they elect otherwise, participants are automatically enrolled at 4% of eligible compensation. The Plan offers an annual increase program that automatically increases a participant’s deferral by 1% each year unless the participants opt out. The Plan also allows the participant to contribute into the Plan balances from another qualified benefit plan, known as “rollover contributions.”

A participant can designate and change on a daily basis the proportions in which his/her contributions, as well as ongoing account balances, are allocated among the Plan’s active investment funds. The minimum allocation to each investment fund is 1%. However, investments in the Covista Inc. Common Stock (“Employer Common Stock”) may be made only with current period contributions and are limited to 25% of these contributions. Prior account balances may not be allocated to this investment fund.

Effective January 1, 2020, Covista makes a matching Employer contribution into the Plan of 100% up to the first 6% of the participant’s compensation (as defined) and eliminated future discretionary contributions.

Covista does a true-up match annually to credit individual retirement plan participant’s accounts for any match contributions not received as a result of reaching the annual limit on participant contributions earlier in the plan year. A contribution receivable is recorded for participant deferrals and related Covista matching contributions earned during the Plan year but not received until the following Plan year.

Allocations to Participants

Each participant’s account is credited with the participant’s contributions and the Employer contributions. Earnings (losses) of the Plan are allocated on a daily basis. Participant accounts are charged with an allocation of investment and administrative expenses that are paid by the Plan. Allocations are based on the participant earnings, account balances, or specific transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account balance.

The investment options provided by the Plan include money market and mutual funds, collective trusts, the Employer Common Stock, which is a direct purchase stock fund, and the Empower Guaranteed Income Fund, which is a fully benefit-responsive guaranteed insurance contract.

Vesting

Participants are fully vested in their contributions and related investment earnings and losses at all times.

Participants are immediately vested in Employer’s contributions, other than any discretionary contributions made to the Plan by Employer in prior years. Discretionary contributions made by the Employer are ratably vested over a five-year period.

Withdrawals

A participant who has attained age 59½ may withdraw a portion (minimum of $1,000) or all of his/her account balance provided that a participant may make only one such withdrawal in any Plan year.

Hardship withdrawals are available according to provisions of the Plan if approved by the Plan Administrator but are limited to the value of the participant’s contributions and the participant’s immediate financial need. In addition, participants are limited to one hardship withdrawal per year. Earnings and Covista contributions are not eligible for hardship withdrawals. In the case of a partial withdrawal made by a participant with an interest in more than one investment fund, the amount withdrawn from each of the participant’s investment funds is in the same proportion as the value of his/her interest in each investment fund.

Distributions

In the event of retirement or disability (as described in the Plan’s provisions) or termination of employment for any reason other than death and provided the value of the participant’s account is in excess of $1,000, the participant may elect one of two distribution options or may defer either election to a later date. The two distribution options available are (1) receive a lump sum distribution or (2) receive a specified number of annual installments over a period of generally up to ten years.

Upon retirement, disability, death, or termination of employment, the total vested value of a participant’s account that exceeds $7,000 is distributed to the participant or his or her beneficiary, as applicable, in a lump sum of cash unless the participant or the beneficiary elects certain other forms of distribution available under the Plan. If the vested value of a participant’s account is less than $1,000, the total vested balance is distributed as an automatic lump sum payment in cash. For participant accounts greater than $1,000 but not more than $7,000, the vested value of the participant’s account may be rolled into an individual retirement account on behalf of the participant or distributed to the participant or his or her beneficiary, as applicable, in cash. Additionally, a participant may request certain in-service withdrawals, including hardship withdrawals, of all or a portion of his or her vested account balance at any time, subject to certain restrictions and limitations, as defined by the Plan document.

Distributions are generally cash distributions; however, a participant who is entitled to a distribution and who has investments in whole or in part in the Employer Common Stock may elect, in writing, to have the value of his/her investment in the Employer Common Stock distributed in whole shares of Employer Common Stock. Fractional shares are distributed in cash.

Notes Receivable from Participants

A participant may borrow funds from his/her Plan account subject to the provisions of the Plan. A participant is eligible to have up to two outstanding loans at a given time and may borrow up to half the value of his/her Plan account (including any current loan balance), but no more than $50,000, less his/her highest outstanding loan balance during the preceding 12-month period. No notes will be made while any other note is in default. Notes are granted for a minimum term of one year, and up to a maximum of five years (ten years for a purchase of a principal residence); however, the participant may prepay the note at any time. Each note bears a fixed rate of interest determined at the inception of the note by the Plan Administrator. The fixed rate of interest applied to each note is the prime rate as published in the Wall Street Journal on the last business day of the month preceding the calendar month in which the participant requests the note plus 1.00%. As of December 31, 2025, note interest rates in effect ranged from 4.25% to 9.50% with various maturity dates. Payment of the note is made in substantially level payments through payroll deductions. Payments of principal and interest are allocated to the investment funds elected for current contributions. A participant may continue to contribute to the Plan while he/she has an outstanding note balance.

Forfeitures

Any portion of a participant’s account balance in which the participant is not vested upon termination of employment constitutes forfeiture. As of December 31, 2025 and 2024, forfeited nonvested accounts totaled $36,848 and $710,033, respectively. The Plan provides that forfeitures are to be used to pay Plan administrative expenses or to reduce Employer contributions. For the plan years ended December 31, 2025 and 2024, $484,782 and $386,198, respectively, of forfeitures were used to reduce Employer contributions and no forfeitures were utilized to pay plan expenses. For the plan year ended December 31, 2025, $313,363 of forfeitures were used to re-issue stale dated checks to participants.

Revenue Sharing

FMTC may receive revenue sharing payments from mutual funds in which the Plan’s assets are invested. Effective April 1, 2015, for funds with a revenue sharing component, which charges fees to participants, FMTC will credit the revenue sharing cost back to the participant’s accounts at the end of each quarter. The revenue sharing credits vary from 0.02% to 0.10% depending on the funds selected. For the year ended December 31, 2025, total revenue sharing received amounted to $138,525, of which $57,810 was allocated to Plan participants and $80,715 was used to pay investment and administrative expenses during 2025. For the year ended December 31, 2024, total revenue sharing received amounted to $138,110, of which $50,334 was allocated to Plan participants and $87,776 was used to pay investment and administrative expenses during 2024. As of December 31, 2025 and 2024, revenue sharing accounts totaled $263,443 and $294,548, respectively, and will be used to pay future Plan expenses or allocated to eligible Plan participants.